Cover	12 Months Ended
Mar. 31, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	SRIVARU Holding Limited (the “Company”) is filing this Amendment No. 1 to its annual report on Form 20-F for the fiscal year ended March 31, 2024 (the “Amendment No. 1”), which was originally filed with the Securities and Exchange Commission (the “SEC”) on July 19, 2024 (the “Original Filing”). The purpose of this Amendment No. 1 is solely to update the number of shares outstanding and include the Company’s Clawback Policy as an exhibit, which was inadvertently excluded from the Original Filing.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--03-31
Entity File Number	001-41884
Entity Registrant Name	SRIVARU Holding Limited
Entity Central Index Key	0001973368
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2nd Floor, Regatta Office Park
Entity Address, Address Line Two	West Bay Road
Entity Address, Address Line Three	P.O. Box 10655
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1006
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	37,326,731
Contact Personnel Email Address	Email: ir@srivarumotors.com
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	5341
Auditor Name	Manohar Chowdhry & Associates
Auditor Location	Chennai, India
Ordinary Shares [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary shares
Trading Symbol	SVMH
Security Exchange Name	NASDAQ
Warrants [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	SVMHW
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2nd Floor, Regatta Office Park
Entity Address, Address Line Two	West Bay Road
Entity Address, Address Line Three	P.O. Box 10655
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1006
City Area Code	+1 (888)
Local Phone Number	227-8066
Contact Personnel Name	SRIVARU Holding Limited